SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2017
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

Purchases from our top ten suppliers comprised 84%, 85% and 84% of all purchases made in 2017, 2016 and 2015, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62% of all purchases made in 2017, 2016 and 2015. See Note 17. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially impact our consolidated results of operations and consolidated financial position.